Current financial assets and Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial assets [line items]
Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2023	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	67,107	-	67,107
Cash and cash equivalents	136,708	-	136,708
Current financial assets and cash and cash equivalents	203,815	-	203,815

As of June 30, 2024	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	123,765	-	123,765
Cash and cash equivalents	149,042	-	149,042
Current financial assets and cash and cash equivalents	272,806	-	272,806

Details of Cash and Cash Equivalents

	As of December 31,	As of June 30,
	2023	2024
	$ in thousands
Cash and bank accounts	81,708	58,689
Money market funds	-	-
Fixed bank deposits	55,000	90,353
Total cash and cash equivalents	136,708	149,042